Borrowings - Lease liabilities rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about leases for lessee [abstract]
Current lease liabilities at beginning of period	€ 3,116	€ 2,244
New Leases, current	3,731
Cash flows, current	(4,945)	(2,244)
Reclassifications, current	1,127
Effect of translation, current	27
Current lease liabilities at end of period	3,056	3,116
Non-current lease liabilities at beginning of period	6,031
New leases, non-current	1,144
Reclassifications, non-current	(1,127)
Effect of translation, non-current	79
Non-current lease liabilities at end of period	6,127	6,031
Lease liabilities, beginning of period	9,147	2,244
New leases, total	4,875
Cash flows, total	(4,945)	(2,244)
Effect of translation, total	106
Lease liabilities, end of period	9,183	€ 9,147
Interest expense on lease liabilities	€ 1,293